5. STOCKHOLDERS' EQUITY (Details ) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Warrants outstanding	7,064,456	6,463,206	6,862,167	5,738,167
Warrants exercise price	$ 0.67	$ 0.67	$ 0.70	$ 0.41
Warrant1Member
Warrants outstanding	471,856	12,384,777
Warrants exercise price	$ 0.65	$ 0.65
Expiration date	Jul. 26, 2013	Mar. 01, 2013
Warrant 2 [Member]
Warrants outstanding	3,590,525	471,856
Warrants exercise price	$ 0.65	$ 0.65
Expiration date	Mar. 01, 2014	Jul. 26, 2013
Warrant 3 [Member]
Warrants outstanding	471,856	3,590,525
Warrants exercise price	$ 0.80	$ 0.65
Expiration date	Jul. 26, 2014	Mar. 01, 2014
Warrant 4 [Member]
Warrants outstanding	3,590,522	471,856
Warrants exercise price	$ 0.80	$ 0.80
Expiration date	Mar. 01, 2015	Jul. 26, 2014
Warrant 5 [Member]
Warrants outstanding	6,790	3,590,522
Warrants exercise price	$ 1.01	$ 0.80
Expiration date	Sep. 10, 2015	Mar. 01, 2015
Warrant 6 [Member]
Warrants outstanding	285,186	6,790
Warrants exercise price	$ 1.05	$ 1.01
Expiration date	Nov. 20, 2016	Sep. 10, 2015